Taxation (Details) - Schedule of deferred taxes assets and liabilities - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Taxation (Details) - Schedule of deferred taxes assets and liabilities [Line Items]
Deferred Tax Liabilities	SFr (174,363)	SFr (602,228)
Deferred Tax Asset	31,879	476,363
Deferred Tax, net	(142,484)	(125,865)
Derivative financial asset [Member]
Taxation (Details) - Schedule of deferred taxes assets and liabilities [Line Items]
Deferred Tax Liabilities	(51,914)	(252,174)
Deferred unrealized foreign exchange gains [Member]
Taxation (Details) - Schedule of deferred taxes assets and liabilities [Line Items]
Deferred Tax Liabilities		(350,054)
Other receivables [Member]
Taxation (Details) - Schedule of deferred taxes assets and liabilities [Line Items]
Deferred Tax Liabilities	(122,449)
Net operating loss [Member]
Taxation (Details) - Schedule of deferred taxes assets and liabilities [Line Items]
Deferred Tax Asset	SFr 31,879	SFr 476,363